Share Based Compensation (Details) - Schedule of RSUs to services providers and advisers outstanding - RSU [Member]	12 Months Ended
Dec. 31, 2021 shares
Share Based Compensation (Details) - Schedule of RSUs to services providers and advisers outstanding [Line Items]
Outstanding at beginning of year
Granted	10,000
Outstanding at ending of year	10,000
Exercisable RSUs